INCOME TAXES	12 Months Ended
Feb. 29, 2012
INCOME TAXES [Text Block]

NOTE 7 – INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year ended	Year ended
	February 29, 2012	February 28, 2011
Net profit (loss)	$8,505,659	$(31,208,831)

Statutory tax rate	26.25%	28.17%
Expected income tax recovery at the statutory tax rate	2,232,735	(8,791,528)
Non-deductible items and other	(2,894,832)	8,277,379
Effect of reduction in tax rates	31,528	56,039
Expiration of non-capital losses	-	15,695
Change in valuation allowance	630,569	442,415
Income tax expenses (recovery)	$-	$-

Temporary differences that give rise to the following deferred income tax assets are:

	February 29,	February 28,
	2012	2011
Non-capital loss carry-forwards	$1,219,328	$521,286
Mineral properties	2,150,624	2,210,651
Share issuance costs	35,406	42,052
Equipment	43,666	44,466
	3,449,024	2,818,455
Valuation allowance	(3,449,024)	(2,818,455)
	$-	$-

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian
	non-capital			Share issue
	losses	Resource pools	Equipment	costs
2015	$457	$-	$-	$-
2026	66,409	-	-	-
2027	56,926	-	-	-
2028	329,866	-	-	-
2029	424,141	-	-	-
2030	398,041	-	-	-
2031	714,183	-	-	-
2032	2,887,290	-	-	-
No expiry	-	12,125,297	175,710	141,623
	$4,877,313	$12,125,297	$175,710	$141,623